COMPANY'S OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2021
COMPANY'S OPERATIONS
Summary of equity interest in the entities

					% equity interest
			Type of	Accounting	December 31,	December 31,
Entity	Main activity	Country	investment	method	2021	2020
Celluforce Inc.	Nanocrystalline pulp research and development	Canada	Direct	Fair value through other comprehensive income	8.28%	8.28%
Ensyn Corporation (1)	Biofuel research and development	United States of America	Direct	Equity	26.24%	25.30%
F&E Technologies LLC	Biofuel production, except alcohol	United States of America	Direct	Equity	50.00%	50.00%
F&E Tecnologia do Brasil S.A.	Biofuel production, except alcohol	Brazil	Direct	Consolidated	100.00%	100.00%
Fibria Celulose (USA) Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Fibria Overseas Finance Ltd.	Financial fundraising	Cayman Island	Direct	Consolidated	100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A.	Port operation	Brazil	Direct	Consolidated	100.00%	100.00%
Ibema Companhia Brasileira de Papel	Industrialization and commercialization of paperboard	Brazil	Direct	Equity	49.90%	49.90%
Maxcel Empreendimentos e Participações S.A.	Holding	Brazil	Direct	Consolidated	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A.	Port operation	Brazil	Indirect	Consolidated	100.00%	100.00%
Mucuri Energética S.A.	Power generation and distribution	Brazil	Direct	Consolidated	100.00%	100.00%
Paineiras Logística e Transportes Ltda.	Road freight transport	Brazil	Direct	Consolidated	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A.	Port operation	Brazil	Direct	Consolidated	51.00%	51.00%
Projetos Especiais e Investimentos Ltda.	Commercialization of equipment and parts	Brazil	Direct	Consolidated	100.00%	100.00%
Rio Verde Participações e Propriedades Rurais S.A.	Forest assets	Brazil	Direct	Consolidated	100.00%	100.00%
SFBC Participações Ltda.	Packaging production	Brazil	Direct	Consolidated	100.00%	100.00%
Spinnova Plc (2)/(3)	Research and development of sustainable raw materials (wood) for the textile industry	Finland	Direct	Equity	19.14%	23.44%
Stenfar S.A. Indl. Coml. Imp. Y. Exp.	Commercialization of paper and computer materials	Argentina	Direct	Consolidated	100.00%	100.00%
Suzano Austria GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Canada Inc.	Lignin research and development	Canada	Direct	Consolidated	100.00%	100.00%
Suzano Finland Oy(4)	Industrialization, commercialization of cellulose, microfibrillated cellulose and paper.	Finland	Direct	Consolidated	100.00%
Suzano International Trade GmbH.	Business office	Austria	Direct	Consolidated	100.00%	100.00%
Suzano Operações Industriais e Florestais S.A.	Industrialization, commercialization and exportation of pulp	Brazil	Direct	Consolidated	100.00%	100.00%
Suzano Pulp and Paper America Inc.	Business office	United States of America	Direct	Consolidated	100.00%	100.00%
Suzano Pulp and Paper Europe S.A.	Business office	Switzerland	Direct	Consolidated	100.00%	100.00%
Suzano Shanghai Ltd.	Business office	China	Direct	Consolidated	100.00%	100.00%
Suzano Trading International KFT	Business office	Hungary	Direct	Consolidated	100.00%	100.00%
Suzano Trading Ltd.	Business office	Cayman Island	Direct	Consolidated	100.00%	100.00%
FuturaGene Ltd. (5)	Biotechnology research and development	England	Direct	Consolidated	100.00%	100.00%
FuturaGene AgriDev Xinjiang Company Ltd. (6)	Biotechnology research and development	China	Indirect	Consolidated		100.00%
FuturaGene Biotechnology Shangai Company Ltd.	Biotechnology research and development	China	Indirect	Consolidated	100.00%	100.00%
FuturaGene Delaware Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
FuturaGene Israel Ltd.	Biotechnology research and development	Israel	Indirect	Consolidated	100.00%	100.00%
FuturaGene Hong Kong Ltd.	Biotechnology research and development	Hong Kong	Indirect	Consolidated	100.00%	100.00%
FuturaGene Inc.	Biotechnology research and development	United States of America	Indirect	Consolidated	100.00%	100.00%
Veracel Celulose S.A.	Industrialization, commercialization and exportation of pulp	Brazil	Direct	Proportional Consolidated	50.00%	50.00%
Woodspin Oy (7)	Development, production, distribution and commercialization of wood-based textile fibers, yarns and filaments, produced from cellulose and microfibrillated cellulose.	Finland	Direct/Indirect	Equity	50.00%
1)	Increase in equity interest due to the contribution made by the Company.
2)	On June 24, 2021, dilution of Company’s in the records of the aforementioned lawsuit, the Company decided not to add the profit interest due to IPO and issuance of new shares by the associate (note 1.2.5).
3)	On July 1, 2021, dilution of Company’s interest due issuance of supplementary share option by the associate (note 1.2.5).
4)	On April 9, 2021, acquisition of legal entity CS Holding 99 Oy and subsequent change of corporate name to Suzano Finland Oy.
5)	On December 23,2021, full transfer of the equity interest from Suzano Trading Ltd. to Suzano S.A.
6)	On March 18, 2021, company dissolution.
7)	On March 23, 2021, established of joint venture controlled with Spinnova Plc, a company located in Finland.